Note 1 - Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Nature of Operations [Text Block]

1. Organization and Operations

The Company

        Proteon Therapeutics, Inc. (the "Company") is a biopharmaceutical company that has historically focused on the development of novel, first-in-class pharmaceuticals to address the medical needs of patients with kidney and vascular disease. The Company was formed in June 2001 and incorporated on March 24, 2006.

        On March 28, 2019, the Company announced that its second Phase 3 trial, PATENCY-2, for vonapanitase did not meet its co-primary endpoints of fistula use for hemodialysis (p=0.328) and secondary patency (p=0.932). The PATENCY-2 clinical trial was the second of two randomized, double-blind Phase 3 trials, comparing a 30 microgram dose of investigational vonapanitase to placebo in patients with chronic kidney disease, or CKD, undergoing creation of a radiocephalic fistula for hemodialysis. Following the release of top-line data from the PATENCY-2 clinical trial of vonapanitase on March 28, 2019, the Company began to evaluate its strategic alternatives focusing on enhancing stockholder value. It is conducting the process with the assistance of financial and legal advisors and is evaluating the full range of potential strategic alternatives, including but not limited to, a merger or sale of the Company, including a sale of assets or intellectual property, business combinations, joint ventures, public and private capital raises and recapitalization options. As part of these efforts, on April 15, 2019, the Company announced the engagement of H.C. Wainwright & Co., LLC as its financial advisor to assist in the strategic review process. Since these efforts may not be successful, the Company is also considering other possible alternatives, including a wind-down of operations and a liquidation and dissolution of the Company. On September 23, 2019, the Company entered into a merger agreement with ArTara Therapeutics, Inc. ("ArTara"). The Company has discontinued substantially all its research and development activities, including a reduction in workforce, to reduce operating expenses while it evaluates these opportunities. As of September 30, 2019, the Company has terminated all but one of its employees. The Company has recorded severance costs of $2.9 million, all of which was recorded in the three months ended June 30, 2019. These severance related expenses were fully recorded in the three months ending June 30, 2019. The Company remains subject to a number of risks similar to other companies in the biotechnology industry, including compliance with government regulations, protection of proprietary technology, dependence on third parties and product liability.

Liquidity and Going Concern

        As of September 30, 2019, the Company had cash and cash equivalents of $9.3 million. The Company believes that its existing cash and cash equivalents will be sufficient to fund its projected cash needs into 2020 and enable it to complete the proposed merger with ArTara, pursuant to which REM 1 Acquisition 1, Inc. (the "Merger Sub"), a wholly owned subsidiary of the Company, will be merged with and into ArTara, with ArTara surviving as a wholly owned subsidiary of the Company (the "Merger"). However, if there is a delay in completing the Merger, the Company will require additional capital to sustain its operations through such completion or the Company will need to pursue an immediate dissolution. If the Company needs additional capital, it would need to raise such capital through debt or equity financings, asset sales or other strategic transactions. However, there can be no assurances that the Company will be able to complete any such transaction on acceptable terms or otherwise. The failure to obtain sufficient funds on commercially acceptable terms when needed could have a material adverse effect on the Company's business, results of operations and financial condition and may prevent it from completing the Merger. Accordingly, these factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

        The Company had an accumulated deficit of $223.9 million as of September 30, 2019. The Company anticipates operating losses to continue for the foreseeable future due to, among other things, costs related to its administrative organization. Additionally, as stated above, the Company announced that its second Phase 3 trial, PATENCY-2, for vonapanitase did not meet its co-primary endpoints. As a result, the Company has discontinued substantially all its research and development activities to reduce operating expenses while it evaluates its strategic alternatives, including the Merger.

        These conditions raise substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements are issued. To alleviate the conditions that raise substantial doubt about the Company's ability to continue as a going concern, management has implemented a reduction in expenditures plan and as referenced above is pursuing a merger. While the current reduction in spending expenditure plans will allow the Company to fund its operations in the near-term, there can be no assurance that the Company will be able to achieve its future strategic alternatives raising substantial doubt about its ability to continue as a going concern.

        Pursuant to the requirements of Accounting Standards Codification (ASC) 205-40, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management's plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company's ability to continue as a going concern. The mitigating effect of management's plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued.

        Under ASC 2015-40, the strategic alternatives being pursued by the Company, including the Merger, cannot be considered probable at this time because none of the Company's current plans have been finalized at the time of filing this Quarterly Report on Form 10-Q and the implementation of any such plan is not probable of being effectively implemented as none of the plans are entirely within the Company's control. Accordingly, substantial doubt is deemed to exist about the Company's ability to continue as a going concern within one year after the date these financial statements are issued.

        The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Merger Agreement

        On September 23, 2019, the Company entered into a merger agreement (the "Merger Agreement") with ArTara. Pursuant to the Merger Agreement, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, the Merger Sub, a wholly owned subsidiary of the Company, will merge with and into ArTara, with ArTara surviving as a wholly owned subsidiary of the Company.

        Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the "Effective Time"), each share of ArTara common stock outstanding immediately prior to the Effective Time (excluding certain shares to be canceled pursuant to the Merger Agreement and shares held by stockholders who have exercised and perfected appraisal rights will be converted into the right to receive a number of shares of the Company's common stock equal to the exchange ratio, as more fully described below.

        The Merger is intended to qualify for U.S. federal income tax purposes as a reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        As promptly as practicable after the date of the Merger Agreement (but in no event later than 50 days following the date of the Merger Agreement), the parties will prepare and the Company will file with the U.S. Securities and Exchange Commission ("SEC") a Registration Statement on Form S-4 (the "Registration Statement") to register the shares of the Company's common stock to be issued at the Effective Time under the Securities Act, and the Company will seek the approval of its stockholders with respect to certain actions, including the following (collectively, the "Company Stockholder Matters"):

•
the issuance of shares of the Company's common stock to ArTara's stockholders in connection with the transactions contemplated by the Merger Agreement and shares of the Company's capital stock to the institutional investors in the Private Placement, pursuant to The Nasdaq Stock Market LLC ("Nasdaq") rules;

•
the amendment of the Company's certificate of incorporation (i) to effect immediately prior to the closing of the Merger a reverse split of all outstanding shares of the Company's common stock at a reverse stock split ratio of one new share for every 30 to 50 (or any number in between) shares outstanding (the "Reverse Split") and (ii) to effect immediately after the consummation of the Private Placement the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock (the "Series A Preferred Stock") of the Company into shares of the Company's common stock, without given effect to any existing provision that limits the conversion rights of the Series A Preferred Stock (including, without limitation, the 9.985% beneficial ownership cap) (the "Series A Preferred Automatic Conversion"); and

•
an amendment to the Company's Amended and Restated 2014 Equity Incentive Plan (the "Plan") to increase the shares available for issuance thereunder by such additional number of shares of the Company's common stock such that the total number of shares of the Company's common stock reserved for issuance under the Plan, after giving effect to such additional shares, would not exceed 15.2% of the shares of the Company's common stock outstanding immediately after the Effective Time, after giving effect to the Reverse Split, the Private Placement and the Series A Preferred Automatic Conversion, as determined by or on behalf of ArTara prior to the effectiveness of the Registration Statement (the "EIP Amendment").

        The consummation of the Merger is also subject to the satisfaction or waiver of certain conditions, including, among other things, (i) approval by the Company's stockholders and ArTara's stockholders (other than with respect to the EIP Amendment), (ii) Nasdaq approval of the listing of the shares to be issued to ArTara equity holders in connection with the consummation of the Merger, (iii) satisfaction of all conditions precedent to the closing of the Private Placement (other than the consummation of the Merger and appointment of certain board members), (iv) absence of a material adverse effect since the date of the Merger Agreement, (v) the accuracy of the representations and warranties, subject to material adverse effect qualifications, (vi) compliance by the parties with their respective covenants in all material respects, (vii) the Subscription Agreement (as defined below) being in full force and effect and no less than $40.0 million to be committed thereunder and (viii) the Company having at least $0 in net cash as of the closing date of the Merger (the "Company Net Cash condition").

        The Merger Agreement contains certain termination rights for both the Company and ArTara, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay to ArTara a termination fee of $0.8 million or ArTara may be required to pay to the Company a termination fee of $0.8 million, and in other circumstances each party may be required to reimburse the other party's expenses incurred, up to a maximum of $0.4 million.

        In accordance with the terms of the Merger Agreement, (i) certain executive officers, directors and stockholders of ArTara (solely in their respective capacities as ArTara stockholders) have entered into support agreements with ArTara and the Company to vote all of their shares of ArTara capital stock in favor of adoption of the Merger Agreement and (ii) certain of the Company's executive officers, directors and stockholders (solely in their respective capacities as the Company's stockholders) have entered into support agreements with ArTara and the Company to vote all of their shares of the its common stock in favor of the Company's Stockholder Matters. Concurrently with the execution of the Merger Agreement, the Company's director and ArTara's directors and officers have entered into lock-up agreements pursuant to which they accepted certain restrictions on transfer of shares of its common stock for the 180-day period following the closing of the Merger.

        At the Effective Time, the Company will effect a name change and it is anticipated that trading for the Company's securities will be listed on The Nasdaq Capital Market. Additionally, at the Effective Time, the Company's board of directors is expected to consist of seven members, with five such members designated by ArTara, one such member designated by the Company, and one such member who will be Jesse Shefferman, the President and Chief Executive Officer of the combined company.

Private Placement

        In connection with the Merger, on September 23, 2019, the company has entered into a Subscription Agreement (the "Subscription Agreement") with certain institutional investors (the "Investors"), pursuant to which the Company has agreed to issue in a private placement (the "Private Placement") (i) up to 27,200 shares of the Company's Series 1 Convertible Non-Voting Preferred Stock, par value $0.001 per share (the "Series 1 Preferred Stock"), at a purchase price equal to 1,000 times the Common Stock Purchase Price (as defined below) and (ii) up to 15,300 shares of the Company's common stock (together with the Series 1 Preferred Stock, the "Private Placement Shares"), at a purchase price equal to (x) the Aggregate Valuation (as defined in the Merger Agreement) divided by the (y) the Post-Closing Parent Shares (as defined in the Merger Agreement) (the "Common Stock Purchase Price").

        Pursuant to the Subscription Agreement, certain holders of Series 1 Preferred Stock have preemptive rights to participate pro rata in the Company's future equity financings, subject to certain exceptions and limitations. In addition, following the issuance of the Private Placement Shares pursuant to the Subscription Agreement, the lead investor has the right (but not the obligation) to appoint up to two directors to the combined company's board and one other investor has the right (but not the obligation) to appoint one director to the combined company's board, in each case subject to requirements related to holding minimum amounts of the combined company's equity securities. In addition, at any time when it does not have a designee serving on the board, each of these investors has a right to designate an individual to be present and participate in a non-voting capacity in all meetings of the combined company's board and board committees. As of the date hereof, neither investor has notified the Company of an imminent intention to appoint such directors or non-voting observers. Further, the Company has also agreed not to take certain actions related to the business without the consent of the lead investor for so long as such lead investor continues to hold a minimum amount of the Private Placement Shares purchased under the Subscription Agreement. These actions include (a) liquidating, dissolving or winding-up the affairs of the company; (b) any merger, consolidation or other Fundamental Transaction (defined in the Subscription Agreement); (c) amendments to the combined company's certificate of incorporation or bylaws in a manner that adversely effects the Series 1 Preferred Stock and that is disproportionate to the effect on any other class or series of capital stock; (d) material changes to the principal business of the combined company; (e) purchases, redemptions or the payment of dividends on any capital stock (subject to certain exceptions); (f) the sale, assignment, license or pledge of TARA-002; and (g) transactions involving assets of the combined company with an aggregate value over a defined threshold.

        Prior to the issuance of the Private Placement Shares, the Company intends to file a Certificate of Designation of Preferences, Rights and Limitations of Series 1 Convertible Non-Voting Preferred Stock (the "Certificate of Designation") with the Delaware Secretary of State. Thereunder, each share of non-voting Series 1 Preferred Stock will be convertible into 1,000 shares of the Company's common stock, at a conversion price initially equal to the Common Stock Purchase Price, subject to adjustment for any stock splits, stock dividends and similar events, at any time at the option of the holder, provided that any conversion of Series 1 Preferred Stock by a holder into shares of the Company's common stock would be prohibited if, as a result of such conversion, the holder, together with its affiliates and any other person or entity whose beneficial ownership of the common stock would be aggregated with such holder's for purposes of Section 13(d) of the Exchange Act would beneficially own more than 9.99% of the total number of shares of the Company's common stock issued and outstanding after giving effect to such conversion. Upon written notice to the Company, the holder may from time to time increase or decrease such limitation to any other percentage not in excess of 19.99% specified in such notice. If the investors purchasing Series 1 Preferred Stock in the Private Placement each elect to increase such limitation to 19.99% and each investors elects to convert the maximum number of shares of Series 1 Preferred Stock into shares of voting common stock as would then be permitted, the investors in the Private Placement, together with the ArTara Private Placement, would own a majority of the outstanding shares of common stock, calculated as of immediately following the effectiveness of the Merger and Private Placements. As a result, these stockholders, acting together, could have substantial influence over most matters that require approval by the combined company's stockholders, including the election of directors, any merger, consolidation or sale of all or substantially all or of the combined company's assets or any other significant corporate transaction. However, Proteon has no reason to believe that these stockholders intend to convert their non-voting shares of Series 1 Preferred Stock to common stock or act together on any matters in the future.

        Each share of Series 1 Preferred Stock will be entitled to a preference of $10.00 per share upon the Company's liquidation, and thereafter will share ratably in any distributions or payments on an as-converted basis with the holders of the Company's common stock. In addition, upon the occurrence of certain transactions that involve the Company's merger or consolidation, an exchange or tender offer, a sale of all or substantially all of the Company's assets or a reclassification of the Company's common stock, each share of Series 1 Preferred Stock will be convertible into the kind and amount of securities, cash and/or other property that the holder of a number of shares of the Company's common stock issuable upon conversion of one share of Series 1 Preferred Stock would receive in connection with such transaction.

        The Private Placement is expected to close immediately following the consummation of the Merger.

1.	Organization and Operations

The Company

Proteon Therapeutics, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on the development of novel, first
-in-class pharmaceuticals to address the medical needs of patients with kidney and vascular disease. The Company was formed in
June 2001
and incorporated on
March 24, 2006.

The Company devotes substantially all of its efforts to product research and development, initial market development and raising capital. The Company has not
generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other development stage companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the biotechnology industry, including regulatory approval of products, uncertainty of market acceptance of products, competition from therapeutic alternatives and larger companies, compliance with government regulations, protection of proprietary technology, dependence on third
parties and product liability.

Liquidity and Going Concern

As of
December 31, 2018,
the Company had cash, cash equivalents and available-for-sale investments of
$21.9
million. The Company believes that its existing cash, cash equivalents and available-for-sale investments will be sufficient to fund operations and capital expenditures into the first
quarter of
2020.
The Company had an accumulated deficit of
$210.5
million as of
December 31, 2018.

Based on these available cash resources, the Company does
not
have sufficient cash on hand to support current operations for at least the next twelve
months from the date of filing this Annual Report on Form
10
-K. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s plans to address this condition include pursuing one
or more of the following options to secure additional funding, none
of which can be guaranteed or are entirely within our control:

•	raise additional funding through the possible sale of additional shares of the Company’s common stock, including public or private equity financings, and/or possible debt financings; and

•
use the worldwide commercial rights to vonapanitase currently held by the Company to establish partnerships for the development and commercialization of vonapanitase in all or parts of Europe and other countries outside of the United States to secure additional funding.

There can be
no
assurance, however, that the Company will receive cash proceeds from any of these potential sources or to the extent cash proceeds are received those proceeds would be sufficient to support our current operating plan for at least the next twelve
months from the date of filing this Annual Report on Form
10
-K.

Pursuant to the requirements of Accounting Standards Codification (ASC)
205
-
40,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management’s plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that the financial statements are issued.

Under ASC
2015
-
40,
the future receipt of potential funding from the Company’s partners and other resources cannot be considered probable at this time because none
of the Company’s current plans have been finalized at the time of filing this Annual Report on Form
10
-K and the implementation of any such plan is
not
probable of being effectively implemented as
none
of the plans are entirely within the Company’s control. Accordingly, substantial doubt is deemed to exist about the Company’s ability to continue as a going concern within one
year after the date these financial statements are issued.

The Company believes that its approximate
$21.9
 million in cash, cash equivalents and marketable securities at
December
31,
2018,
as described above, would allow it to fund its planned operations into the first
quarter of
2020.
This estimate assumes
no
equity financings,
no
debt financings and
no
funding from new partnership agreements. Accordingly, the timing and nature of activities contemplated for the remainder of
2019
and thereafter will be conducted subject to the availability of sufficient financial resources.

If the Company is unable to obtain sufficient capital to continue to advance its programs, the Company would be forced to delay, reduce or eliminate its ongoing development and other activities.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not
include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

At-The-Market Equity Offering Program

 On
November 12, 2015,
the Company filed a shelf registration statement on Form S-
3
(the “Registration Statement”), and entered into a Sales Agreement with Cowen and Company, LLC (the “Sales Agreement”) to establish an at-the-market (“ATM”) equity offering program pursuant to which they are able, with the Company’s authorization, to offer and sell up to
$40
million of the Company’s Common Stock at prevailing market prices from time to time. The Registration Statement became effective on
January 12, 2016.
The Company paid Cowen a commission equal to
3%
of the gross proceeds of the sales price of all shares sold through it as sales agent under the Sales Agreement. The offering costs were offset against proceeds from the sale of common stock under this agreement. The Company filed a prospectus supplement on
March 16, 2017
because the Company is currently subject to General Instruction
I.B.6
of Form S-
3,
which limits the amounts that the Company
may
sell under the Registration Statement. The Company’s ATM program was terminated effective as of
February 7, 2019,
when its new shelf registration statement on Form S-
3,
File
No.
333
-
228865,
was declared effective by the SEC. For the year ended
December 31, 2017,
the Company sold
896,811
shares of Common Stock under the Sales Agreement for aggregate gross proceeds of
$1.4
million offset by total offering costs of
$0.1
million. For the year ended
December 31, 2018,
the Company sold
1,494,579
shares of Common Stock under the Sales Agreement for aggregate gross proceeds of
$3.0
million. For the year ended
December 31, 2018,
total offering costs of
$46,000,
were offset against the proceeds from the sale of common stock. The
1,494,579
shares of Common Stock sold under the ATM program during the year ended
December 31, 2018
were all sold on
September 25, 2018
to New Leaf Venture Partners LLC.

Series A Preferred Financing

On
June 22, 2017,
the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a syndicate of current and new institutional investors, led by an affiliate of Deerfield Management Company, L.P., pursuant to which the Company agreed to issue and sell to the “Investors” an aggregate of
22,000
shares of the Company’s Series A Convertible Preferred Stock, par value
$0.001
per share (the “Transaction”), for a purchase price of
$1,000
per share, or an aggregate gross purchase price of
$22.0
million, all upon the terms and conditions set forth in the Purchase Agreement. The Company closed this Transaction on
August 2, 2017 (
see Note
7
).

On
August 2, 2017,
the Company entered into a registration rights agreement with the Investors (the “Registration Rights Agreement”). On
August 3, 2017,
in accordance with the Registration Rights Agreement, the Company filed a registration statement on Form S-
3
to register the common stock issuable upon conversion of the Preferred Shares. The registration statement became effective on
August 21, 2017.